SHORT-TERM INVESTMENTS	12 Months Ended
Aug. 31, 2019
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4.       SHORT-TERM INVESTMENTS

Short-term investments consist primarily of wealth management products, which are certain deposits with different interest rates and fixed maturity dates ranging from three months to one year. The Group has the positive intent and ability to hold the investments to maturity. There has been no impairment recognized and no sales of any short term investments before maturities during the periods presented. Due to the short term nature of investments, the carrying amount approximates its fair value.

For the year ended August 31, 2018, the Group purchased investments in a Limited Liability Partnership (“LLP”), which principally invests in the film and television venture capital fund of Beijing Pinjin Capital Management LLP in the PRC, and other short term investments products amounting to RMB 1,428,000, and redeemed RMB 1,445,368 with investment income of RMB 10,978. All of such investments matured during the year and the short-term investments balance as of August 31, 2018 is nil.

As of August 31, 2019, the balance of short-term investments amount to RMB 241,270, which consists of investment in a USD fund-linked note with a maturity date on May 28, 2020 (the "Notes") an aggregate amount of approximately RMB 221,670 and a PRC bank wealth management product with an aggregate amount of RMB 19,600.